Shareholder Report, Holdings (Details) - SMI 3Fourteen Full-Cycle Trend ETF	Dec. 31, 2025
HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
Autozone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
Tractor Supply Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Verisign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Cadence Design Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Idexx Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Amphenol Corp. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%
Information Technology - Hardware Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.88%
Information Technology - Software Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%